Commitments	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Commitments	Commitments
The Group is subject to commitments which occur in the normal course of business. The Group plans to fund these commitments out of existing facilities and internally generated funds.
a.Lease commitments

The lease commitments in which the Group is a lessee refer to the leasing of its office spaces located in Grand Cayman, London, Montevideo, New York, Santiago and São Paulo. The Consolidated Statement of Financial Position and the Consolidated Income Statement discloses the following amounts relating to leases:
Amounts recognized in the Consolidated Statement of Financial Position

	2022	2021
Right-of-use assets	18,122	12,624
(-) Depreciation of right-of-use assets	(2,833)	(4,469)
Right-of-use assets	15,289	8,155
Lease liabilities (current) (a)	2,243	951
Lease liabilities (non-current) (a)	13,851	6,913
Lease liabilities	16,094	7,864
Amounts recognized in the Consolidated Income Statement

	2022	2021	2020
Depreciation of right-of-use assets (b)	(2,405)	(1,201)	(1,026)
Interest on lease liabilities (b)	(1,807)	(1,022)	(869)
Principal paid	(1,652)	(832)	(893)
Refer to note 30 liquidity risk disclosures for maturity analysis on lease contracts.
Refer to note 31 for disclosures on leases with a related party.

b.Consideration payable on acquisition

The following table reflects consideration payable from acquisition transactions

	2022	2021
Deferred consideration payable (a)	15,889	—
Consideration payable on acquisition – Igah (d)	4,771	—
Consideration payable on acquisition – VBI (c)	11,792	—
Consideration payable on acquisition - Kamaroopin (b)	735	—
Consideration payable on acquisition - Moneda	—	16,437

Current liabilities – consideration payable on acquisition	33,187	16,437

Contingent consideration payable on acquisition – Moneda (note 30(b))	12,891	25,775
Deferred consideration payable (a)	10,592	2,037
Contingent consideration payable on acquisition – VBI (note 30(b))	9,072	—
Consideration payable on acquisition - Kamaroopin (b)	859	—

Non-current liabilities – consideration payable on acquisition	33,414	27,812

(a)The Moneda business combination transaction included US$ 58.7 million expected to be paid to Moneda’s former partners who are currently employees of the Group. The amount to be paid in exchange for their services is subject to a time vesting period, with two equal installments due on December 1, 2023 and December 1, 2024 respectively. This expense is recognized as a compensation expense as the employees render services. For the year ended December 31, 2022, US$ 24.4 million (US$ 2 million for the year ended December 31, 2021) was recognized as an expense in the Group’s Consolidated Income Statement.

(b)Consideration payable for the acquisition of Kamaroopin will be paid in two installments, 12 months and 24 months after closing date respectively.

(c)The consideration payable to VBI is indexed to interbank interest rates (CDI) in Brazil as per the terms of the acquisition agreement. The liability includes the second installment payable to selling shareholder of VBI and a preferred dividend payable to the preferred shareholders of VBI, determined in accordance with the terms of the acquisition agreement – (note 29).

(d)Consideration payable for the acquisition of Igah per terms of the purchase agreement consisting of equity consideration in common shares and preferred dividends payable – (note 29)

c. SPAC commitments
The SPAC commitments are related to the IPO of PLAO that occurred on March 14, 2022. The capital     issued by PLAO for the IPO proceeds of US$230 million includes conditionally redeemable SPAC Class A Ordinary Shares with redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events that are not solely within the Company’s control. The holders of SPAC Class A Ordinary Shares of PLAO have the right to redeem their shares in cash at the earliest of (i) upon the completion of PLAO’s initial business combination or (ii) 15 months or up to 21 months (if extended) from the closing of the IPO transaction.

The Group accounts for the SPAC Class A Ordinary Shares subject to redemption as a financial liability measured at amortized cost which as of December 31, 2022 was US$ 234.1 million. The instrument was initially recognized at fair value, net of the corresponding eligible transaction costs. The warrant component issued to the shareholders of PLAO is separately accounted for as derivatives and measured at fair value with the change in fair value recorded in the statement of income.

Offering costs consist of legal, accounting, underwriting and other costs incurred through the balance sheet date that are directly related to the SPAC’s IPO. Upon the completion of the IPO, the offering costs were allocated using the relative fair values of the SPAC’s Class A Ordinary Shares and its Warrants. The costs allocated to Warrants were recognized in other expenses and those related to the SPAC’s Class A Ordinary Shares were charged against the carrying value of SPAC’s Class A Ordinary Shares. Transaction costs include US$ 4.6 million in upfront underwriting commissions deducted from the SPAC’s IPO proceeds and US$10.6 million in other offering costs which were expensed.

The SPAC is subject to laws and regulations enacted by national, regional and local governments. In particular, it is required to comply with certain SEC and other legal requirements. Compliance with, and monitoring of, applicable laws and regulations may be difficult, time consuming and costly. Those laws and regulations and their interpretation and application may also change from time to time and those changes could have a material adverse effect on the business, investments and results of operations. In addition, a failure to comply with applicable laws or regulations, as interpreted and applied, could have a material adverse effect on the business, including the ability to negotiate and complete an initial business combination, and results of operations.

Movements during the year on the Group’s commitment subject to possible redemption are detailed below:

Commitment subject to possible redemption
Balance at December 31, 2021	—
Commitment subject to possible redemption raised	220,458
IPO expenses - SPAC	10,325
Interest earned on trust account	3,362
Balance at December 31, 2022	234,145

d. Gross obligation under put option

i.VBI –Option arrangements

The business combination with VBI (as disclosed in notes 12(d) and 29), includes VBI Option arrangements with the non-controlling shareholders, exercisable at specified future dates.

The measurement of the put option liability is based on the expected gross redemption amount payable from exercising the VBI Option arrangements and discounting to the present value on acquisition date. The fair value of the underlying business is calculated using a discounted cash flow analysis based on the relevant Group’s subsidiary budgeted cash flows and forecasts. The estimate takes into consideration the projected AUM of VBI during periods when the VBI Option arrangements can be exercised. Accordingly, the measurement of the put option liability is subject to significant estimation uncertainty.
Other assumptions contained in the discounted cash flow analysis as of December 31, 2022 used by the Group when determining the gross obligation under a put option liability is closely linked to the broader market expectations in the real estate industry and the budgeted cash flows and forecasts of the entities acquired. The financial liability is recorded at amortized cost after recognition.

ii.Igah IV –Option arrangements

The business combination with Igah IV (as disclosed in notes 12(d) and 29), includes Igah Option arrangements with the selling shareholders of Igah IV, exercisable at specified future dates.

The measurement of the put option liability is based on the expected gross redemption amount payable from exercising the Igah Option arrangements and discounting to the present value on acquisition date. The fair value of the underlying business is calculated using a discounted cash flow analysis based on the relevant Group’s subsidiary budgeted cash flows and forecasts. The estimate takes into consideration the projected AUM of Igah IV during periods when the Igah Option arrangements can be exercised. Accordingly, the measurement of the put option liability is subject to significant estimation uncertainty.

In addition, the selling shareholders of Igah IV are entitled to any dividends from the acquisition date because of equity consideration using Class A common shares to settle the Igah Option arrangement.

Other assumptions contained in the discounted cash flow analysis as of December 31, 2022 used by the Group when determining the gross obligation under a put option liability are closely linked to the broader market expectations in the private equity and venture capital industry and the budgeted cash flows and forecasts of the entities acquired. The financial liability is recorded at amortized cost after recognition.

Movements during the year on the Group’s gross obligation under the VBI put option and the Igah put option are detailed below.

Purchase commitments for minority interests shares
	VBI	Igah IV	Total
Balance at December 31, 2021	—	—	—
Obligations raised	60,866	7,884	68,750
Cumulative translation adjustment	1,126	—	1,126
Gross obligation adjustments	3,552	—	3,552
Balance at December 31, 2022	65,544	7,884	73,428